Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2023	$ 57,065	$ (27,540)	$ 29,525
Balance, shares at Mar. 31, 2023	195,436
Private placements of shares	$ 2,603		2,603
Private placements of shares, shares	13,424
Share-based compensation	$ 2,637		2,637
Net income (loss) for the period		(8,510)	(8,510)
Shares issued for restricted stock units	$ 11		11
Shares issued for restrictive stock unit, shares	12
Shares issued for bonus	$ 246		246
Shares issued for bonus, shares	379
Shares issued for exercise of stock options	$ 112		112
Shares issued for exercise of stock options, shares	800
Shares issued for exercise of warrants	$ 378		378
Shares issued for exercise of warrants, shares	422
Shares issued to vendors for services	$ 681		681
Shares issued to vendors for services, shares	908
Balance at Mar. 31, 2024	$ 63,733	(36,050)	27,683
Balance, shares at Mar. 31, 2024	211,381
Private placements of shares	$ 1,239		1,239
Private placements of shares, shares	31,200
Share-based compensation	$ 658		658
Net income (loss) for the period		7,059	7,059
Shares issued for restricted stock units	$ 220		220
Shares issued for restrictive stock unit, shares	313
Shares issued for bonus	$ 16		16
Shares issued for bonus, shares	14
Balance at Sep. 30, 2024	$ 65,866	(28,991)	36,875
Balance, shares at Sep. 30, 2024	242,908
Balance at Mar. 31, 2024	$ 63,733	(36,050)	27,683
Balance, shares at Mar. 31, 2024	211,381
Private placements of shares	$ 1,445		1,445
Private placements of shares, shares	56,205
Share-based compensation	$ 1,532		1,532
Share issuance costs	(790)		(790)
Net income (loss) for the period		(3,516)	(3,516)
Shares issued for restricted stock units	$ 220		220
Shares issued for restrictive stock unit, shares	313
Shares issued for bonus	$ 16		16
Shares issued for bonus, shares	14
Share issuance costs, shares	1,079
Balance at Mar. 31, 2025	$ 66,156	(39,566)	26,590
Balance, shares at Mar. 31, 2025	268,992
Balance at Jun. 30, 2024	$ 65,039	(45,708)	19,331
Balance, shares at Jun. 30, 2024	242,595
Share-based compensation	$ 607		607
Net income (loss) for the period		16,717	16,717
Shares issued for restricted stock units	$ 220		220
Shares issued for restrictive stock unit, shares	313
Balance at Sep. 30, 2024	$ 65,866	(28,991)	36,875
Balance, shares at Sep. 30, 2024	242,908
Balance at Mar. 31, 2025	$ 66,156	(39,566)	26,590
Balance, shares at Mar. 31, 2025	268,992
Private placements of shares	$ 1,032		1,032
Private placements of shares, shares	28,111
Shares cancelled	$ (75)		(75)
Shares cancelled, shares	(300)
Share-based compensation	$ 137		137
Share issuance costs	(194)		(194)
Net income (loss) for the period		4,666	4,666
Balance at Sep. 30, 2025	$ 67,056	(34,900)	32,156
Balance, shares at Sep. 30, 2025	296,803
Balance at Jun. 30, 2025	$ 65,827	(37,878)	27,949
Balance, shares at Jun. 30, 2025	271,338
Private placements of shares	$ 1,024		1,024
Private placements of shares, shares	25,765
Shares cancelled	$ 201		201
Shares cancelled, shares	(300)
Share-based compensation	$ 137		137
Share issuance costs	(133)		(133)
Net income (loss) for the period		2,978	2,978
Balance at Sep. 30, 2025	$ 67,056	$ (34,900)	$ 32,156
Balance, shares at Sep. 30, 2025	296,803